Share-based Compensation - Movements in Number of Stock-options Outstanding Under 2017 EIP (Detail) - Employee 2017 EIP [Member]	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
At January 1, | shares	3,028,275	1,866,740
Granted | shares	1,683,303	1,317,420
Forfeited/Expired | shares	(58,773)	(60,000)
Exercised | shares	(26,420)	(95,885)
At December 31, | shares	4,626,385	3,028,275
At January 1, average exercise price | $	$ 11.39	$ 9.19
Granted, average exercise price | $	8.89	13.98
Forfeited/Expired, average exercise price | $	10.94	6.98
Exercised, average exercise price | $	7.32	7.01
At December 31, average exercise price | $	$ 10.51	$ 11.39